Inventories (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventory Long Term [Abstract]
Metals in process	$ 350	$ 331
Ore stockpiles	25	27
Inventory Gross Long Term	375	358
Less: Heap leach inventory	(350)	(331)
Net Long Term Inventories	25	27
Inventory Short Term [Abstract]
Metals in process	183	184
Gold on hand (dore/bullion)	46	77
Ore stockpiles	349	324
Uranium oxide and sulfuric acid	38	43
Supplies	261	255
Inventory Gross	877	883
Less: Heap leach inventory	(92)	(91)
Net Short Term Inventories	$ 785	$ 792